SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments Held in Trust Account (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Cartesian Growth Corporation III
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Assets held in the Trust Account	$ 285,868,994	$ 283,377,276	$ 0